Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
NOTE 8: EARNINGS PER SHARE

PG&E Corporation's basic earnings per common share (“EPS”) is calculated by dividing the income available for common shareholders by the weighted average number of common shares outstanding.  PG&E Corporation applies the treasury stock method of reflecting the dilutive effect of outstanding share-based compensation in the calculation of diluted EPS.  The following is a reconciliation of PG&E Corporation's income available for common shareholders and weighted average common shares outstanding for calculating diluted EPS for 2012 and 2011.

	Year Ended December 31,
(in millions, except per share amounts)	2012	2011
Income available for common shareholders	$816	$844
Weighted average common shares outstanding, basic	424	401
Add incremental shares from assumed conversions:
Employee share-based compensation	1	1
Weighted average common share outstanding, diluted	425	402
Total earnings per common share, diluted	$1.92	$2.10

For 2010, PG&E Corporation calculated EPS using the “two-class” method because PG&E Corporation's convertible subordinated notes that were outstanding prior to June 29, 2010 were considered to be participating securities.  In applying the two-class method, undistributed earnings were allocated to both common shares and participating securities. In calculating diluted EPS for 2010, PG&E Corporation applied the “if-converted” method to reflect the dilutive effect of the convertible subordinated notes to the extent that the impact was dilutive when compared to basic EPS.  The following is a reconciliation of PG&E Corporation's income available for common shareholders and weighted average common shares outstanding for calculating basic and diluted EPS for 2010:

	Year Ended December 31, 2010
(in millions, except per share amounts)	Basic	Diluted
Income available for common shareholders	$1,099	$1,099
Less: distributed earnings to common shareholders	706	-
Undistributed earnings	$393	$1,099
Allocation of earnings to common shareholders
Distributed earnings to common shareholders	$706	$-
Undistributed earnings allocated to common shareholders	385	1,099
Add: Interest expense on convertible subordinated notes, net of tax	-	8
Total common shareholders earnings and assumed conversion	$1,091	$1,107
Weighted average common shares outstanding	382	382
Add incremental shares from assumed conversions:
Convertible subordinated notes	8	8
Employee share-based compensation	-	2
Weighted average common shares outstanding and participating securities	390	392
Net earnings per common share, basic
Distributed earnings, basic (1)	$1.85	$-
Undistributed earnings	1.01	2.82
Total	$2.86	$2.82
(1) Distributed earnings, basic may differ from actual per share amounts paid as dividends, as the EPS computation under GAAP requires the use of the weighted average, rather than the actual, number of shares outstanding.

For each of the periods presented above, the calculation of outstanding common shares on a diluted basis excluded an insignificant amount of options and securities that were antidilutive.